Additional Information: Condensed Financial Statements of the Company	12 Months Ended
Dec. 31, 2025
Additional Information: Condensed Financial Statements of the Company [Abstract]
Additional information: condensed financial statements of the Company
26.	Additional information: condensed financial statements of the Company

Regulation S-X require condensed financial information as to financial position, statement of cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The Company records its investment in its subsidiaries under the equity method of accounting.

Such investments are presented on the separate condensed balance sheets of the Company as “Long-term investments”.

The subsidiaries did not pay any dividends to the Company for the periods presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures represent supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

The Company did not have significant other commitments, long-term obligations, or guarantees as of December 31, 2025.

Condensed statements of comprehensive income/(loss) of the parent company

	Years ended December 31,
(Amounts expressed in thousands of US$ except for number of shares and per share data)	2023	2024	2025
Operating expenses	(3,919)	(1,910)	(1,754)
Loss before income tax	(3,284)	(2,002)	(1,422)
Income from subsidiaries	6,095	6,560	7,723
Net income	2,811	4,558	6,301

Condensed balance sheets of the parent company

	Years ended December 31,
(Amounts expressed in thousands of US$ except for number of shares and per share data)	2024	2025
Cash and cash equivalents	1,072	942
Amounts due from subsidiaries	126,329	125,556
Others	19	22
Total assets	127,420	126,520

Accounts payable, accrued expenses and other liabilities	295	374
Deficit in subsidiaries	101,966	101,125
Others	87	29
Amounts due to subsidiaries	4,232	3,690
Total liabilities	106,580	105,218
Total shareholders’ equity	20,840	21,302

Condensed statement of cash flows of the parent company

	Years ended December 31,
(Amounts expressed in thousands of US$ except for number of shares and per share data)	2023	2024	2025
Cash flows from operating activities
Net cash used in operating activities	(605)	(435)	(530)
Cash flows from investing activities
Intercompany fund transfers	200	1,400	400
Net cash generated from investing activities	200	1,400	400
Cash flows from financing activities
Proceeds from exercise of share options	49	—	—
Net cash generated from financing activities	49	—	—
(Decrease)/increase in cash and cash equivalents	(356)	965	(130)
Cash and cash equivalents at beginning of year	463	107	1,072
Cash and cash equivalents at end of year	107	1,072	942